RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Net income from related parties:

	Three months ended September 30,		Nine Months Ended September 30,
(in thousands of $)	2018	2017	2018	2017
Transactions with Golar and affiliates:
Time charter revenues (a)	—	6,186	—	14,908
Management and administrative services fees (b)	(1,901)	(2,496)	(5,778)	(5,066)
Ship management fees (c)	(1,300)	(1,892)	(3,900)	(4,030)
Income on deposits paid to Golar (d)	295	1,131	4,779	2,535
Share options expense (e)	—	(95)	—	(95)
Distributions with Golar, net (f)	(11,142)	(12,858)	(37,318)	(38,514)
Transactions with others:
Dividends to China Petroleum Corporation (g)	—	—	—	(7,000)

(Payable)/receivables (to)/from related parties:

As of September 30, 2018 and December 31, 2017, balances with related parties consisted of the following:

(in thousands of $)	September 30, 2018	December 31, 2017
Deposits paid to Golar (d)	—	177,247
Balances due (to)/from Golar and affiliates (h)	(12,970)	4,138
Methane Princess lease security deposit movements (i)	3,006	3,487
Total	(9,964)	184,872